Fair Value Measurements - Summary Of Assets And Liabilities At Fair Value On a Recurring Basis (Details) - Fair Value, Recurring [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Liabilities:
Total	$ 8,136
Warrant [Member]
Liabilities:
Warrant liability	8,136
Level 1 [Member]
Liabilities:
Total	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Warrant liability	0
Level 2 [Member]
Liabilities:
Total	0
Level 2 [Member] | Warrant [Member]
Liabilities:
Warrant liability	0
Level 3 [Member]
Liabilities:
Total	8,136
Level 3 [Member] | Warrant [Member]
Liabilities:
Warrant liability	$ 8,136